Note 6 - Indebtedness	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
6.	Indebtedness

2018
Convertible notes payable

In
December
of
2018
and
January
of
2019,
we sold convertible promissory notes (the
“2018
Notes”) and warrants to purchase common stock for gross proceeds of
$2.2
million. The
2018
Notes were scheduled to matured on
June 30, 2019
and bore an interest at a rate of
10.0%
per year. The
2018
Notes had a mandatory conversion of all principal and interest into common stock on the earlier of (
1
)
June 30, 2019
or (
2
) the date the Company receives gross proceeds of at least
$6.0
million from the sale of equity securities (subject to certain exclusions). The stated conversion rate was
$3.50
per share. In addition to the
2018
Notes, investors received a Warrant to purchase
two
shares of common stock for every
$3.50
principal amount of
2018
Notes purchased. In total, warrants to purchase up to
1,243,498
shares of common stock were issued in the
December
and
January
closings. The exercise price of each warrant is
$4.50
per share and they are exercisable until the
5
-year anniversary of the dates of issuance. The warrants had a fair market value of
$2.5
million upon issuance. After assigning the relative value of the warrants to the proceeds of the notes it was determined that the
2018
Notes contained a beneficial conversion feature with an aggregate intrinsic value of approximately
$0.9
million. Both the relative value of the warrants and the beneficial conversion feature were recorded as a debt discount which was fully amortized through interest expense over the life of the
2018
Notes. On
June 30, 2019,
all
$2.2
million aggregate principal balance of Notes outstanding plus
$105,000
of accrued interest was converted at a conversion rate of
$3.50
per share of common stock into
651,758
shares of common stock per the terms of the Notes.

Term debt

The unsecured loan (the “Term Debt”) payable to the Institute for Commercialization of Public Research, Inc. was paid in full on
December 31, 2020.
The fair market value of the warrants issued in
2019
in exchange for modification of the terms was amortized to interest expense over the remaining term of the loan.

PPP loan

On
May 1, 2020,
the Company applied for and received funding for a loan of approximately
$103,000
provided by the US Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”), which is part of the Coronavirus Aid, Relief, and Economic Security Act (“CARES”), enacted on
March 27, 2020.
Under the terms of the SBA PPP Loan, up to
100%
of the principal and accrued interest
may
be forgiven if certain criteria are met and the loan proceeds are used for qualifying expenses such as payroll costs, benefits, rent, and utilities as described in the CARES Act. Effective
December 30, 2020
the Company's forgiveness application was approved by the SBA and the entire amount of the PPP Loan was forgiven, which has been recorded as Gain on Debt Forgiveness in the accompanying
2020
Statement of Operations.

Other indebtedness

On
October 6, 2020,
the Company paid in full an unsecured promissory note totaling approximately
$742,000
with a vendor. The promissory note did
not
bear interest and the balance became payable in full as the result of the Company's stock being listed on a national securities exchange.